Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade and other payables	25 Trade and other payables

	2023 £m	2022 £m
Trade payables	1,707	1,862
Master settlement agreement (U.S.)	1,788	2,193
Duty, excise and other taxes	2,994	3,104
Accrued charges and deferred income	2,608	2,713
FII GLO (note 10(b))	863	913
Social security and other taxation	46	61
Sundry payables	587	547
	10,593	11,393
Current	9,700	10,449
Non-current	893	944
	10,593	11,393
As explained in note 17, the Group acts as a collection agent for banks and other financial institutions in certain debt factoring arrangements. The cash collected in respect of these arrangements that has not yet been remitted amounts to £138 million
(2022: £119 million) and is included in sundry payables.
In addition, the Group has certain Supply Chain Financing (SCF) or ‘reverse factoring’ arrangements in place. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the
Group to a bank or other financial institution prior to their due date. Management has determined that the Group’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Group’s perspective, remain unaltered, with only the ultimate payee being changed. At 31 December 2023, the value of amounts payable under the SCF programmes was £201 million
(2022: £257 million). The cash outflows in respect of these arrangements have been recognised within operating cash flows. Included in this amount is £110 million (2022: £161 million) of leaf payables where the standard payment terms with the vendor is 150 days, consistent with credit terms normally available in certain markets.
In 2023, the Group announced that it had reached an agreement with the DOJ and OFAC to resolve previously disclosed investigations into historical sanctions breaches. Included within sundry payables is US$326 million (£263 million) plus interest representing the third and final payment due in the first half of 2024. Refer to note 24 for more information.
In 2022, following an investigation by the Nigerian Federal Competition and Consumer Protection Commission (FCCPC) into alleged violations of the Nigerian Competition and Consumer Protection Act and National Tobacco Control Act, a consent order was entered into between the FCCPC and British American Tobacco (Holdings) Limited, British American Tobacco (Nigeria) Limited and British
American Tobacco Marketing (Nigeria) Limited, terminating the investigation and associated proceedings. A penalty equivalent to
US$110 million was accrued for with the resulting payments (equivalent to £59 million) made during 2023, among other measures.
Accrued charges and deferred income include £18 million of deferred income (2022: £20 million) relating to certain customer deposits in advance of shipments and £82 million (2022: £66 million) in respect of interest payable mainly related to tax matters. FII GLO of £863 million (2022: £913 million) relates to receipts in 2015, in respect of the Franked Investment Income Government Litigation Order
(note 10(b)). Amounts payable to related parties including associated undertakings are shown in note 30.
There is no material difference between the above amounts for trade and other payables and their fair value due to the short-term duration of the majority of trade and other payables, as determined using discounted cash flow analysis.
Trade and other payables are predominantly denominated in the functional currencies of subsidiary undertakings with less than 10%
in other currencies (2022: less than 7% in other currencies).